Accounts and notes payable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts and notes payable
Payables related to service fees and incentives to drivers	¥ 4,522,229	¥ 4,116,787	¥ 4,309,814
Payables related to driver management fees	362,612	264,290	194,915
Other accounts payable	52,143	96,913	88,846
Notes payable			712
Total	¥ 4,936,984	¥ 4,477,990	¥ 4,594,287